INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 17:-	INCOME TAXES

a.	Israeli taxation:

1.	Taxable income of Israeli companies is subject to tax at the rate of 25% in 2013 and 26.5% in 2014 and 2015.

On January 4, 2016, the Israeli Parliament's Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 217) (Reduction of Corporate Tax Rate), 2015, which consists of the reduction of the corporate tax rate from 26.5% to 25%. The Company estimates that the effect of the change in tax rates will result in a decrease in deferred tax balances as of December 31, 2015 in immaterial amounts.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (“the Law"):

Certain production and development facilities of Formula's Israeli subsidiaries and affiliates have been granted "Approved Enterprise" and "Beneficiary Enterprise" status pursuant to the Law, which provides certain tax benefits to its investment programs including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Beneficiary Enterprise benefits is taxed at regular rates.

The entitlement to the above benefits is conditional upon the fulfillment of the conditions stipulated by the Law and related regulations (see below). Should any of Formula's Israeli subsidiaries and affiliates fail to meet such requirements in the future, income attributable to their relevant entity's Approved Enterprise or Beneficiary Enterprise programs could be subject to the statutory Israeli corporate tax rate, and the entity could be required to refund a portion of the tax benefits already received with respect to such programs. As of December 31, 2015, management believes that Formula's Israeli subsidiaries and affiliates are in compliance with all of the conditions required by the Law.

Effective January 1, 2011, the Israeli Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Formula's Israeli subsidiaries and affiliates entire preferred income. These subsidiaries and affiliates will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rate of 16%. The profits of these “Industrial Companies” will be freely distributable as dividends, subject to a withholding tax of 25% (on distribution commencing January 1, 2015) or lower, under an applicable tax treaty.

Under the terms of the Approved Enterprise program, income that is attributable to one of Sapiens’ Israeli subsidiaries was exempt from income tax for a period of two years commencing 2014. The tax exemption has resulted in a tax savings of approximately $ 1,100 in the year ended December 31, 2015. If such tax-exempt income is distributed in a manner other than upon complete liquidation of the Company, it would be taxed at the reduced corporate tax rate applicable to such profits (25%), and an income tax liability of up to approximately $1,000 would be incurred as of December 31, 2015.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxes), 1969:

It is Formula’s management’s belief that some of its Israeli subsidiaries and affiliates currently qualify as an "Industrial Company," within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). That Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, these Israeli subsidiaries are entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.

Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.

4.	Foreign Exchange Regulations

Under the Foreign Exchange Regulations, some of Formula's Israeli subsidiaries and affiliates calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

5.	Structural changes in Matrix

On March 27, 2014, a tax ruling was signed determining that from December 31, 2012 as part of a merger procedure 23 companies wholly owned directly or indirectly by Matrix IT will transfer all their assets and liabilities, subject to the provisions of section 103 and section 104 of the Israeli Income Tax Ordinance.

On August 21, 2014, a tax ruling was signed determining that from December 31, 2013 as part of the merger procedures, 7 companies wholly owned directly or indirectly by Matrix IT will transfer all their assets and liabilities, subject to the provisions of section 103 and section 104 of the Tax income.

On December 31, 2015 Matrix applied for a merger process as an extension of the above mentioned merger for 5 additional companies holly owned directly or indirectly by Matrix IT, i subject to the provisions of section 103 and section 104 of the Israeli Income Tax Ordinance. The approval is pending.

b.	Non-Israeli subsidiaries and affiliates:

Non-Israeli subsidiaries and affiliates are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the non-Israelis subsidiaries. This is because the Group intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed to Israel in the form of dividends or otherwise, the Group may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

The amount of undistributed earnings of foreign subsidiaries and affiliates that are considered to be reinvested as of December 31, 2015 was $ 8,486, and $ 32,605, respectively. However, a determination of the amount of the unrecognized deferred tax liability for temporary difference related to those undistributed earnings of foreign subsidiaries is not practicable due to the complexity of the structure of our group of subsidiaries and affiliates for tax purposes and the difficulty of projecting the amount of future tax liability.

c.	Net operating loss carry forwards:

Formula

Formula stand-alone had cumulative losses for tax purposes as of December 31, 2015 totaling approximately $ 76,510 (as of December 31, 2014, the amount was $ 66,820), which can be carried forward and offset against taxable income in the future for an indefinite period.

Matrix

Matrix had cumulative losses for tax purposes as of December 31, 2015 totaling approximately $ 40,720 (as of December 31, 2014, the amount was $ 33,920), which can be carried forward and offset against taxable income in the future for an indefinite period.

Magic

As of December 31, 2015, Magic and its subsidiaries had operating loss carry forwards of $ 19,012, which can be carried forward and offset against taxable income in the future for an indefinite period.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Sapiens

As of December 31, 2015, certain subsidiaries of Sapiens had tax loss carry-forwards totaling approximately $ 29,050. Most of these carry-forward tax losses have no expiration date.

Insync

Insync had cumulative losses for tax purposes as of December 31, 2015 totaling approximately $ 310.

Formula, its subsidiaries and its affiliates have cumulative losses for tax purposes as of December 31, 2015 totaling approximately $ 169,262 (as of December 31, 2014, the amount was $ 168,445), of which $ 142,805 was in respect of companies in Israel which can be carried forward and offset against taxable income in the future for an indefinite period (as of December 31, 2014, the amount was $ 142,191), and approximately $ 26,457 of which was in respect of companies abroad (as of December 31, 2014, that amount was $ 26,254).

d.	Income tax assessments:

Formula and its subsidiaries are routinely examined by various taxing authorities. Below is a summary of the income tax assessments of Formula, its subsidiaries and its affiliates:

Formula

Formula has received final tax assessments (or assessments that are deemed final) through the tax year 2011.

Matrix

Matrix has received final tax assessments (or assessments that are deemed final) through the tax year 2013. Matrix’s subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2011.

Magic

Magic and its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2011.

Sapiens

As of December 31, 2014, Part of Sapiens’ Israeli subsidiaries received final tax assessments through the year 2011.

e.	Deferred tax assets (liabilities), net:

1.	Composition, net:

	December 31,
	2014	2015

Net operating losses carried forward	$35,611	$30,144
Allowances, reserves and intangible assets	(30,271)	(71,686)
Capitalized software costs	(5,677)	-
Differences in measurement basis (cash basis for tax purposes)	(1,997)	(2,437)

	(2,334)	(43,979)
Valuation allowance	(12,370)	(9,867)

Total	$(14,704)	$(53,846)

2.	Presentation in balance sheets:

	December 31,
	2014	2015

Other non-current assets	$17,901	$13,164
Long-term liabilities	(32,605)	(67,010)

	$(14,704)	$(53,846)

f.	Income before taxes on income:

	Year ended December 31,
	2013	2014	2015

Domestic (Israel)	$46,924	$20,640	$27,506
Foreign	7,582	$9,529	$10,834

Total	$54,506	$30,169	$38,340

g.	Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2013	2014	2015

Current taxes	8,000	12,045	10,249
Deferred taxes	926	(1,971)	739

Taxes on income	$8,926	$10,074	$10,988

	Year ended December 31,
	2013	2014	2015

Domestic (Israel)	7,938	7,287	7,045
Foreign	988	2,787	3,943

	$8,926	$10,074	$10,988

h.	Theoretical tax:

The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company's statements of income:

	Year ended December 31,
	2013	2014	2015

Income before income taxes, as per the statement of operations	$54,506	$30,169	$38,340

Statutory tax rate in Israel	25%	26.5%	26.5%

Theoretical tax expense	13,627	7,995	10,160
Reconciliation:
Non-deductible expenses	810	267	1,751
Effect of different tax rates	813	848	832
Effect of “Approved, Beneficiary or Preferred Enterprise” status	-	-	(1,700)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	(183)	1,032	1,542
Effect of change in Israel tax rates	(677)	-	-
Prior year losses and temporary differences for which deferred taxes were recorded, net	(1,110)	-	-
Uncertain tax position	(3,560)	33	-
Taxes in respect of prior years	(638)	193	(1,151)
Other	(354)	(294)	(446)

Income taxes as per the statement of operations	$8,728	$10,074	$10,988

Effective tax rate - in %	16.0%	33.4%	28.7%

i.	Uncertain tax positions:

A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula's subsidiaries is as follows:

Balance as of January 1, 2014	$1,017

Decrease due to deconsolidation of Magic	(472)
Increase due to consolidation of Sapiens	705
Increase related to current year tax positions	115
Decrease related to prior years' tax positions	(82)

Balance as of December 31, 2014	1,283

Increase due to consolidation in a subsidiary (*)	154
Decrease related to prior years' tax positions	(181)
Increase related to current year tax positions	570
Decrease due to deconsolidation of Sapiens	(1,365)

Balance as of December 31, 2015	461

(*) The amount initially consolidated as part of the acquisition of subsidiary in 2015 is net of Tax Deducted at Source assets in an amount of $ 635

The Group recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2013, 2014 and 2015, the amounts recognized, on a consolidated basis, for interest and penalties expenses related to uncertain tax positions were $  17, $ 0 and $ 224, respectively. In addition, the Group's consolidated liability for unrecognized tax benefits including accrued interest and penalties related to uncertain tax positions was $  198 and $ 0 at December 31, 2014 and 2015, respectively, which is included within income tax accrual in the Group's consolidated balance sheets. The increase in liability for unrecognized tax benefits including accrued interest and penalties related to uncertain tax positions in 2014 is due to the consolidation of Sapiens having an impact of $ 198 which was offset by the deconsolidation of Magic amounting to ($ 58). The decrease in liability for unrecognized tax benefits including accrued interest and penalties related to uncertain tax positions in 2015 is due to the deconsolidation of Sapiens having an impact of ($ 705).

The entire balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.